SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—2.7%
Federal Farm Credit Banks
(1 month LIBOR + 0.010%) 2.054%, 6/28/21(1)	$ 4,890	$4,882
(1 month LIBOR + 0.550%) 2.596%, 1/26/27(1)	14,700	14,798
(1 month LIBOR + 0.600%) 2.642%, 12/8/26(1)	4,700	4,749
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $24,283)		24,429
MORTGAGE-BACKED SECURITIES—93.4%
Agency—93.4%
Federal Home Loan Mortgage Corp.
Pool #848744 (12 month LIBOR + 1.789%) 4.669%, 5/1/34(1)	7,019	7,367
Pool #848736 (12 month LIBOR + 1.750%) 4.589%, 5/1/35(1)	10,800	11,330
Pool #848747 (12 month LIBOR + 1.863%) 4.646%, 7/1/36(1)	6,022	6,338
Pool #1Q1195 (12 month LIBOR + 1.623%) 4.530%, 5/1/37(1)	4,316	4,520
Pool #848796 (12 month LIBOR + 1.816%) 4.782%, 5/1/37(1)	11,254	11,860
Pool #1Q1420 (12 month LIBOR + 1.841%) 4.609%, 9/1/39(1)	5,333	5,637
Pool #2B3257 (12 month LIBOR + 1.630%) 3.146%, 10/1/44(1)	4,052	4,139
Pool #840366 (12 month LIBOR + 1.628%) 2.471%, 7/1/46(1)	4,704	4,750
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
K017, A2 2.873%, 12/25/21	1,925	1,954
KS05, A (1 month LIBOR + 0.500%) 2.589%, 1/25/23(1)	5,783	5,780
KF15, A (1 month LIBOR + 0.670%) 2.759%, 2/25/23(1)	2,400	2,398
KF22, A (1 month LIBOR + 0.500%) 2.589%, 7/25/23(1)	4,234	4,230
KF29, A (1 month LIBOR + 0.360%) 2.449%, 2/25/24(1)	12,068	12,023
W5FL, AFL (1 month LIBOR + 0.220%) 2.309%, 5/25/25(1)	1,231	1,224
KL3W, AFLW (1 month LIBOR + 0.450%) 2.539%, 8/25/25(1)	9,285	9,295
KL4L, ACR (1 month LIBOR + 0.500%) 2.589%, 11/25/25(1)	5,212	5,200
X3FL, AFL (1 month LIBOR + 0.240%) 2.329%, 3/25/27(1)	1,181	1,161
4203, PF (1 month LIBOR + 0.250%) 2.277%, 9/15/42(1)	13,291	13,221
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%) 2.378%, 4/15/34(1)	5,477	5,476
2796, F (1 month LIBOR + 0.500%) 2.527%, 5/15/34(1)	3,528	3,550
4057, CF (1 month LIBOR + 0.450%) 2.478%, 4/15/39(1)	4,381	4,390
3820, FA (1 month LIBOR + 0.350%) 2.378%, 3/15/41(1)	13,655	13,656

	Par Value	Value
Agency—continued
3990, GF (1 month LIBOR + 0.400%) 2.428%, 3/15/41(1)	$6,187	$6,206
Federal National Mortgage Association
Pool #AM2078 1.670%, 1/1/20	10,535	10,506
Pool #AM3610 1.780%, 6/1/20	2,907	2,900
Pool #465872 4.150%, 8/1/20	855	854
Pool #AE0918 3.666%, 10/1/20	354	354
Pool #AL4705 2.986%, 11/1/20	978	986
Pool #AM1999 1.870%, 7/1/21	1,296	1,295
Pool #AN3539 (1 month LIBOR + 0.470%) 2.694%, 11/1/21(1)	16,539	16,555
Pool #AN1278 2.360%, 5/1/22	2,168	2,191
2012-M13, A2 2.377%, 5/25/22	1,937	1,953
Pool #AM9651 (1 month LIBOR + 0.300%) 2.389%, 8/1/22(1)	14,064	14,050
Pool #AM1491 2.240%, 11/1/22	9,872	9,961
Pool #AN3414 (1 month LIBOR + 0.600%) 2.689%, 1/1/23(1)	11,361	11,293
2016-M3, ASQ2 2.263%, 2/25/23	965	966
Pool #AN9335 (1 month LIBOR + 0.200%) 2.289%, 5/1/23(1)	5,415	5,356
2013-M10, AFL (1 month LIBOR + 0.300%) 2.445%, 6/25/23(1)	4,311	4,301
Pool #AN2605 (1 month LIBOR + 0.460%) 2.549%, 8/1/23(1)	10,000	10,008
Pool #109518 (1 month LIBOR + 0.320%) 2.409%, 9/1/23(1)	17,020	17,027
Pool #109523 (1 month LIBOR + 0.320%) 2.409%, 9/1/23(1)	21,760	21,769
Pool #AN1582 (1 month LIBOR + 0.440%) 2.529%, 9/1/23(1)	14,525	14,537
2016-M9, FA (1 month LIBOR + 0.590%) 2.762%, 9/25/23(1)	12,330	12,313
Pool #BL0422 (1 month LIBOR + 0.370%) 2.459%, 11/1/23(1)	21,000	21,020
2016-M13, FA (1 month LIBOR + 0.670%) 2.968%, 11/25/23(1)	5,037	5,030
Pool #AN3845 (1 month LIBOR + 0.540%) 2.764%, 12/1/23(1)	15,781	15,757
Pool #AN4364 (1 month LIBOR + 0.590%) 2.679%, 1/1/24(1)	2,954	2,957
Pool #AN4300 (1 month LIBOR + 0.560%) 2.784%, 1/1/24(1)	14,036	14,015
2017-M2, FA (1 month LIBOR + 0.530%) 2.828%, 2/25/24(1)	6,225	6,206
2017-M11, FA (1 month LIBOR + 0.470%) 2.768%, 9/25/24(1)	5,235	5,231
2015-M14, FA (1 month LIBOR + 0.620%) 2.765%, 10/25/25(1)	6,474	6,476
Pool #AN3661 (1 month LIBOR + 0.580%) 2.669%, 11/1/26(1)	2,949	2,950
Pool #AD0064 (6 month LIBOR + 1.548%) 4.131%, 1/1/35(1)	2,756	2,850

See Notes to Schedule of Investments.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Agency—continued

Pool #AL2202 (12 month LIBOR + 1.715%) 4.622%, 6/1/36(1)	$3,207	$3,371
Pool #AL0960 (12 month LIBOR + 1.689%) 4.472%, 7/1/37(1)	5,967	6,254
Pool #AL0270 (12 month LIBOR + 1.674%) 4.536%, 8/1/38(1)	2,762	2,899
Pool #AL6516 (12 month LIBOR + 1.750%) 4.563%, 4/1/40(1)	4,714	4,966
Pool #AL7812 (12 month LIBOR + 1.733%) 4.333%, 11/1/40(1)	8,902	9,333
Pool #AE0544 (12 month LIBOR + 1.743%) 4.510%, 11/1/40(1)	3,542	3,709
Pool #AL7477 (12 month LIBOR + 1.797%) 4.464%, 12/1/40(1)	3,733	3,929
Pool #AL0323 (12 month LIBOR + 1.816%) 4.693%, 6/1/41(1)	3,426	3,588
Pool #AL8796 (12 month LIBOR + 1.812%) 4.605%, 9/1/41(1)	11,080	11,597
Pool #AL8872 (12 month LIBOR + 1.797%) 4.658%, 7/1/42(1)	16,624	17,425
Pool #BM4557 (12 month LIBOR + 1.753%) 3.985%, 5/1/45(1)	5,802	5,997
Pool #BM1805 (12 month LIBOR + 1.601%) 2.824%, 9/1/47(1)	25,428	25,845
Pool #BM4556 (12 month LIBOR + 1.599%) 3.313%, 10/1/48(1)	17,639	17,910
Federal National Mortgage Association REMIC
2013-62, FQ (1 month LIBOR + 0.250%) 2.268%, 9/25/32(1)	7,821	7,810
2018-92, AF (1 month LIBOR + 0.400%) 2.418%, 5/25/33(1)	10,531	10,554
2016-32, FA (1 month LIBOR + 0.400%) 2.418%, 10/25/34(1)	17,074	17,076
2005-17, FA (1 month LIBOR + 0.300%) 2.318%, 3/25/35(1)	8,087	8,066
2005-58, KF (1 month LIBOR + 0.500%) 2.518%, 7/25/35(1)	4,962	4,972
2018-96, FC (1 month LIBOR + 0.450%) 2.468%, 10/25/35(1)	11,808	11,836
2006-63, FD (1 month LIBOR + 0.450%) 2.468%, 7/25/36(1)	6,259	6,268
2006-113, NF (1 month LIBOR + 0.350%) 2.368%, 9/25/36(1)	5,383	5,386
2011-117, PF (1 month LIBOR + 0.350%) 2.368%, 7/25/39(1)	3,963	3,972
2010-137, WB 4.517%, 7/25/40(1)	2,353	2,440
2013-34, PF (1 month LIBOR + 0.350%) 2.368%, 8/25/42(1)	8,728	8,719
2013-58, FY (1 month LIBOR + 0.250%) 2.268%, 2/25/43(1)	5,763	5,743
FREMF Multifamily Aggregation Risk Transfer Trust
2017-KT01, A (1 month LIBOR + 0.320%) 2.357%, 2/25/20(1)	9,013	9,013
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)(2)	3,596	3,584
2016-SB15, A7F 2.190%, 3/25/23(1)	1,737	1,740
2015-SB6, A5 (1 month LIBOR + 2.270%) 2.270%, 9/25/35(1)	6,534	6,529
2015-SB9, A5 (1 month LIBOR + 0.700%) 2.523%, 11/25/35(1)	30,534	30,623

	Par Value	Value
Agency—continued
2016-SB13, A5H (1 month LIBOR + 2.060%) 2.060%, 1/25/36(1)	$14,859	$ 14,841
2016-SB18, A5H (1 month LIBOR + 2.110%) 2.110%, 5/25/36(1)	10,091	10,089
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	5,361	5,363
2016-SB23, A5H (1 month LIBOR + 1.980%) 1.980%, 9/25/36(1)	2,007	2,003
2016-SB22, A7H (1 month LIBOR + 2.190%) 2.190%, 9/25/36(1)	1,157	1,159
2016-SB23, A7H (1 month LIBOR + 2.200%) 2.200%, 9/25/36(1)	10,249	10,265
2018-SB50, A5H (1 month LIBOR + 3.000%) 3.000%, 4/25/38(1)	1,196	1,225
2015-SB3, A5 (1 month LIBOR + 2.012%) 2.012%, 8/25/42(1)	3,880	3,872
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 2.478%, 7/16/33(1)	5,012	5,032
2003-67, FP (1 month LIBOR + 0.900%) 2.944%, 8/20/33(1)	4,321	4,411
2004-38, FA (1 month LIBOR + 0.400%) 2.428%, 5/16/34(1)	6,490	6,531
2004-106, F (1 month LIBOR + 0.250%) 2.277%, 12/16/34(1)	5,310	5,291
2005-41, FC (1 month LIBOR + 0.300%) 2.344%, 5/20/35(1)	8,486	8,437
2014-94, FB (1 month LIBOR + 0.250%) 2.294%, 9/20/35(1)	11,296	11,220
2009-88, FA (1 month LIBOR + 0.750%) 2.777%, 10/16/39(1)	8,558	8,660
Pool #MA4673 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 8/20/47(1)	732	745
Pool #MA4731 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 9/20/47(1)	824	828
Pool #MA4800 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 10/20/47(1)	1,475	1,494
Pool #BD4157 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 11/20/47(1)	8,103	8,219
Pool #MA5155 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 4/20/48(1)	1,297	1,313
Pool #BG8679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 5/20/48(1)	6,588	6,670
Pool #BH1807 (U.S. Treasury Yield Curve CMT 1 year + 1.500%) 2.500%, 7/20/48(1)	3,060	3,098
2016-H22, FJ (1 month LIBOR + 0.390%) 2.619%, 10/20/66(1)	6,338	6,336
2017-H13, FJ (1 month LIBOR + 0.200%) 2.429%, 5/20/67(1)	1,471	1,470
2017-H24, FJ (1 month LIBOR + 0.250%) 2.478%, 10/20/67(1)	1,835	1,833
Loudoun FNMA SARM 3rd
2.706%, 9/1/26(1)	8,700	8,703
NCUA Guaranteed Notes Trust
2011-R1, 1A (1 month LIBOR + 0.450%) 2.507%, 1/8/20(1)	9,833	9,834

See Notes to Schedule of Investments.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Agency—continued

2010-R3, 1A (1 month LIBOR + 0.560%) 2.617%, 12/8/20(1)	$7,695	$7,699
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 2.600%, 5/25/27(1)	6,053	6,041
Pool #510083 (PRIME minus 2.650%) 2.850%, 9/25/27(1)	1,449	1,446
Pool #510241 (PRIME minus 2.600%) 2.900%, 10/25/27(1)	4,749	4,752
Pool #510254 (PRIME minus 2.600%) 2.900%, 5/25/28(1)	10,250	10,252
Pool #510228 (PRIME minus 2.500%) 3.000%, 7/25/28(1)	1,366	1,370
Pool #510219 (PRIME minus 2.650%) 2.850%, 11/25/28(1)	4,279	4,270
Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	8,153	8,167
Pool #510256 (PRIME minus 2.600%) 2.900%, 12/25/28(1)	9,697	9,702
Pool #510032 (PRIME minus 2.650%) 2.850%, 6/25/34(1)	5,624	5,612

		856,779
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $852,379)		856,779
ASSET-BACKED SECURITY—2.1%
Student Loan—2.1%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.399%, 12/7/20(1)	19,708	19,697
TOTAL ASSET-BACKED SECURITY (Identified Cost $19,708)		19,697
TOTAL LONG-TERM INVESTMENTS—98.2% (Identified Cost $896,370)		900,905

	Shares	Value
SHORT-TERM INVESTMENT—1.5%

Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)	14,330,199	$14,330
TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,330)		14,330
TOTAL INVESTMENTS—99.7% (Identified Cost $910,700)		$915,235
Other assets and liabilities, net—0.3%		2,382

NET ASSETS—100.0%		$917,617

Abbreviations:
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$19,697	$—	$19,697	$—
Mortgage-Backed Securities	856,779	—	853,195	3,584
U.S. Government Securities	24,429	—	24,429	—
Money Market Mutual Fund	14,330	14,330	—	—

Total Investments	$915,235	$14,330	$897,321	$3,584

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.

See Notes to Schedule of Investments.

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

4